Average Annual Total Returns{- Fidelity Advisor® Semiconductors Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-26 - Fidelity Advisor® Semiconductors Fund	Fidelity Advisor Semiconductors Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Semiconductors Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Semiconductors Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Semiconductors Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Semiconductors Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Semiconductors Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Semiconductors Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Semiconductors Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Semiconductors Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Semiconductors Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Semiconductors Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Semiconductors Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Semiconductors Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Semiconductors Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Semiconductors Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Semiconductors Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Semiconductors Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Semiconductors Fund - Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1508 Past 1 year	F1508 Past 5 years	F1508 Past 10 years
Total	54.34%	19.70%	17.56%	53.97%	16.89%	16.17%	32.43%	14.69%	14.34%	57.48%	19.85%	17.49%	61.53%	20.19%	17.37%	64.19%	21.48%	18.59%	64.43%		27.87%	[1]	31.49%	11.70%	13.56%	55.25%	20.18%	17.45%

[1]	(a) Since inception October 2, 2018.